CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current assets
Current assets	€ 34,984	€ 42,748
Cash and cash equivalents	10,237	7,027
Other financial assets	2,051	18,522
Trade receivables, net	5,677	6,107
Inventories	14,199	9,482
Income tax receivables	45	23
Other assets	2,775	1,587
Non-current assets
Non-current assets	24,121	24,711
Other financial assets	3	4
Intangible assets	798	878
Property, plant and equipment	23,230	23,719
Other assets	90	110
Total assets	59,105	67,459
Current liabilities
Current liabilities	34,527	21,716
Trade payables	3,520	2,594
Contract liabilities	6,223	2,132
Other financial liabilities	22,780	14,882
Other liabilities and provisions	2,004	2,108
Non-current liabilities
Non-current liabilities	5,343	13,256
Deferred tax liabilities		87
Contract liabilities	85	231
Other financial liabilities	5,258	12,938
Equity
Equity	19,235	32,487
Subscribed capital	7,027	7,027
Capital reserves	109,645	110,264
Accumulated deficit	(97,144)	(85,974)
Accumulated other comprehensive income (loss)	(647)	1,400
Equity attributable to the owners of the company	18,881	32,717
Non-controlling interest	354	(230)
Total equity and liabilities	€ 59,105	€ 67,459